ORGANIZATION AND BUSINESS OPERATIONS (Details)	3 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Mar. 31, 2013 basin subsidiary	Oct. 03, 2012 Holdings	Oct. 03, 2012 DFW Midstream	Mar. 31, 2013 Summit Midstream Partners Holdings, LLC	Oct. 03, 2012 General partner	Mar. 31, 2013 General partner
ORGANIZATION AND BUSINESS OPERATIONS
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		100.00%	100.00%
General partner interest (as a percent)					2.00%	2.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest				100.00%
Number of unconventional resource basins	3
Number of operating subsidiaries	3